Risk management - Calibration and test measures (Details) - Trading market risk - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Calibration and test measures
Number of conditions met	2
Types of backtesting, number	3
Number of exceptions to VaR	1	2	0
Confidence level, percent	99.00%	99.00%	99.00%
Number of VaE breaks	1	1	0